Interests in associates and joint ventures	12 Months Ended
Dec. 31, 2021
Disclosure of interests in associates and joint ventures [abstract]
Interests in associates and joint ventures

Note 11    Interests in associates and joint ventures

11.1    Change in associates and joint ventures

The table below shows the value of the main interests in associates and joint ventures:

(in millions of euros)
Company	Main activity	Main co-%		December 31,	December 31,	December 31,
		shareholders	interest	2021	2020	2019
Entities jointly controlled
Orange Concessions and its subsidiaries	Operation / maintenance related to Public Initiative Networks	Consortium HIN (50%)	50%	1,049	—	—
Swiatłowod Inwestycje Sp. z o.o. (FiberCo in Poland)	Construction / operation in Poland	APG Group (50%)	50%	298	—	—
Mauritius Telecom	Telecommunications operator in Mauritius	Mauritius government (34%)	40%	65	70	83
Other				10	10	5
Entities under significant influence
Orange Tunisie	Telecommunications operator in Tunisia	Investec (51%)	49%	2	—	—
Savoie connectée	Fiber infrastructure operator	Covage (70%)	30%	7	5	—
IRISnet	Telecommunications operator in Belgium	MRBC (54%)	22%	6	5	5
Odyssey Music Group (Deezer)	Streaming platform	AI European Holdings SARL (45%)	11%	—	5	7
Other				3	2	3
TOTAL				1,440	98	103

The change in interests in associates and joint ventures is as follows:

(in millions of euros)	2021	2020	2019
Interests in associates - in the opening balance	98	103	104
Dividends	(3)	(4)	(2)
Share of profits (losses)	3	(2)	8
Impairment	—	(0)	(0)
Change in components of other comprehensive income	3	—	—
Changes in the scope of consolidation(1)	1,345	0	2
Translation adjustment	(4)	(12)	(4)
Reclassifications and other items	(3)	13	(5)
Interests in associates - in the closing balance	1,440	98	103

(1)	Changes in the scope of consolidation mainly relate to Orange Concessions and Swiatłowod Inwestycje Sp. z o.o. (FiberCo in Poland) as described in Note 3.2.

The main operations between the Group and associates and joint ventures are presented in Note 12.

11.2Main figures of associates and joint ventures

The main figures relating to Orange Concessions and Swiatłowod Inwestycje Sp. z o.o. (FiberCo in Poland) are as follows (figures presented at 100% from financial statements):

(in millions of euros)	December 31, 2021
	Orange	Swiatłowod
	Concessions	Inwestycje Sp. z o.o.
Assets(1)

Non-current assets	3,029	168
Current assets	519	171
Total assets	3,548	339

Liabilities(2)

Shareholder's equity	1,991	257
Non-current liabilities	1,054	45
Current liabilities	502	36
Total equity and liabilities	3,548	339

Income statement

Revenue	112	7
Operating income	(16)	(3)
Finance costs, net	(5)	16
Net income	(14)	10

(1) The assets are recognized by Orange Concessions in accordance with the provisions of IFRIC 12 “Service Concession Arrangements.”

(2) Orange Concessions has contracted bank loans during the period to finance the activity.

11.3Contractual commitments on interests in associates and joint ventures

Commitments related to Public Initiative Networks

As part of the deployment of the High and Very High Speed network in France, the Group entered into contracts via Public Initiative Networks (mainly public service delegation and public-private partnership contracts as well as public design, construction, operation and maintenance contracts). On November 3, 2021, the Orange group sold 50% of the capital in Orange Concessions to the consortium comprising La Banque des Territoires (Caisse des Dépôts), CNP Assurances and EDF resulting in the loss of Orange’s sole control over this entity and its subsidiaries. The Orange Concessions group is now jointly controlled with the consortium and is consolidated in the accounts of the Orange group under the equity method. The Group continues to have obligations under network construction, concession and operation contracts in proportion to its shareholding, resulting in a significant decrease in off-balance sheet commitments which now amount to 1,980 million euros at December 31, 2021, versus 4,423 million euros at December 31, 2020.

The recoverable amount of interests in associates and joint ventures is based on the fair value of recent transactions.

Accounting policies

The carrying amount accounted for under the equity method corresponds to the initial acquisition cost increased by the share of profit or loss in the period. If an associate incurs losses and the carrying amount of the investment is reduced to zero, the Group ceases to recognize the additional share of losses since it has no commitment beyond its investment.

An impairment test is performed at least annually and when there is objective evidence of impairment, for instance a decrease in the quoted price when the investee is listed, significant financial difficulty of the entity, observable data indicating that there is a measurable decrease in the estimated future cash flows, or information about significant changes having an adverse effect on the entity.

An impairment loss is recorded when the recoverable amount is lower than the carrying amount, the recoverable amount being the higher of the value in use and the fair value less costs to sell. The unit of account is the whole investment. Any impairment is recognized as “Share of profits (losses) of associates and joint ventures”. Impairment losses shall be reversed once the recoverable amount exceeds the carrying amount.